UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21842
                                                    -----------

                   First Trust Strategic High Income Fund II
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                   Date of reporting period: January 31, 2012
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule of Investments is attached herewith.


FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a)
JANUARY 31, 2012 (UNAUDITED)


   PRINCIPAL                                                   STATED
     VALUE                     DESCRIPTION                     COUPON      STATED MATURITY      VALUE
---------------  ---------------------------------------    -------------  ---------------  -------------
CORPORATE BONDS AND NOTES - 101.2%

                 AUTOMOTIVE - 4.1%
$     1,100,000  American Axle & Manufacturing, Inc. (b)         7.88%         03/01/17     $   1,135,750
      1,500,000  Ford Motor Co. (b).....................         6.50%         08/01/18         1,610,625
      1,950,000  Pittsburgh Glass Works LLC (b) (c).....         8.50%         04/15/16         1,974,375
        425,000  Tenneco, Inc. .........................         6.88%         12/15/20           453,687
        270,000  Visteon Corp. .........................         6.75%         04/15/19           267,975
                                                                                            -------------
                                                                                                5,442,412
                                                                                            -------------

                 BASIC INDUSTRY - 17.2%
      1,715,000  AK Steel Corp. (b).....................         7.63%         05/15/20         1,702,137
      1,675,000  Arch Coal, Inc. (b)....................         8.75%         08/01/16         1,834,125
        500,000  Associated Materials LLC ..............         9.13%         11/01/17           487,500
        500,000  Building Materials Corp of America (c).         6.75%         05/01/21           538,750
        775,000  Consol Energy, Inc. (b)................         8.25%         04/01/20           843,781
      1,160,000  Georgia-Pacific LLC (b)................         7.38%         12/01/25         1,455,313
        415,000  Georgia-Pacific LLC (b)................         7.25%         06/01/28           503,419
      1,750,000  Hexion U.S. Finance Corp./Hexion Nova
                     Scotia Finance ULC (b).............         8.88%         02/01/18         1,754,375
      1,100,000  Huntsman International LLC (b).........         8.63%         03/15/21         1,212,750
        500,000  Momentive Performance Materials,
                     Inc. (b)...........................         9.00%         01/15/21           455,000
      1,750,000  Ply Gem Industries, Inc. (b)...........         8.25%         02/15/18         1,706,250
      1,700,000  Polymer Group, Inc. (b)................         7.75%         02/01/19         1,806,250
      1,600,000  Steel Dynamics, Inc. (b)...............         7.63%         03/15/20         1,780,000
      1,250,000  United States Steel Corp. (b)..........         7.00%         02/01/18         1,270,313
        675,000  United States Steel Corp. (b)..........         7.38%         04/01/20           688,500
      2,100,000  USG Corp. (b) (d)......................         9.75%         01/15/18         1,955,625
      1,725,000  Westlake Chemical Corp. (b)............         6.63%         01/15/16         1,755,187
      1,355,000  Xerium Technologies, Inc. (b) (c)......         8.88%         06/15/18         1,199,175
                                                                                            -------------
                                                                                               22,948,450
                                                                                            -------------

                 CAPITAL GOODS - 8.5%
      1,750,000  Berry Plastics Corp. (b)...............         9.50%         05/15/18         1,828,750
        615,000  Coleman Cable, Inc. (b)................         9.00%         02/15/18           630,375
      1,700,000  Crown Cork & Seal Co., Inc. (b)........         7.38%         12/15/26         1,810,500
        250,000  Mueller Water Products, Inc. ..........         7.38%         06/01/17           240,000
      1,750,000  Owens-Illinois, Inc. (b)...............         7.80%         05/15/18         1,973,125
      2,100,000  Reynolds Group Issuer, Inc./Reynolds
                     Group Issuer LLC (b) (c)...........         9.00%         04/15/19         2,100,000
      1,500,000  Terex Corp. (b)........................         8.00%         11/15/17         1,522,500
      1,125,000  Trimas Corp. (b).......................         9.75%         12/15/17         1,237,500
                                                                                            -------------
                                                                                               11,342,750
                                                                                            -------------

                 CONSUMER CYCLICAL - 7.7%
      1,100,000  ACCO Brands Corp. (b)..................        10.63%         03/15/15         1,223,860
        750,000  ACE Hardware Corp. (b) (c).............         9.13%         06/01/16           795,937
        975,000  Jaguar Holding Co. II/Jaguar Merger Sub,
                     Inc. (c)...........................         9.50%         12/01/19         1,059,094
      1,750,000  Levi Strauss & Co. (b).................         7.63%         05/15/20         1,837,500
      1,775,000  Limited Brands, Inc. (b)...............         7.60%         07/15/37         1,772,781


                See Notes to Quarterly Portfolio of Investments           Page 1

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JANUARY 31, 2012 (UNAUDITED)


   PRINCIPAL                                                   STATED
     VALUE                     DESCRIPTION                     COUPON      STATED MATURITY      VALUE
---------------  ---------------------------------------    -------------  ---------------  -------------
CORPORATE BONDS AND NOTES - (CONTINUED)

                 CONSUMER CYCLICAL - (CONTINUED)
$       560,000  Neiman Marcus Group, Inc. (b)..........        10.38%         10/15/15     $     584,506
        550,000  Phillips-Van Heusen Corp. (b)..........         7.38%         05/15/20           610,500
      1,050,000  Rite Aid Corp. (b).....................         8.63%         03/01/15         1,055,250
        550,000  Rite Aid Corp. (b).....................         9.75%         06/12/16           606,375
        700,000  Sally Holdings LLC/Sally Capital, Inc.
                     (c)................................         6.88%         11/15/19           752,500
                                                                                            -------------
                                                                                               10,298,303
                                                                                            -------------

                 CONSUMER NON-CYCLICAL - 3.5%
      1,700,000  B&G Foods, Inc. (b)....................         7.63%         01/15/18         1,838,125
      1,175,000  C&S Group Enterprises LLC (b) (c)......         8.38%         05/01/17         1,267,531
        425,000  Cott Beverages, Inc. (b)...............         8.13%         09/01/18           466,438
      1,000,000  Easton-Bell Sports, Inc. (b)...........         9.75%         12/01/16         1,110,000
                                                                                            -------------
                                                                                                4,682,094
                                                                                            -------------

                 ENERGY - 15.6%
      1,700,000  Breitburn Energy Partners LP/Breitburn
                     Finance Corp. (b)..................         8.63%         10/15/20         1,802,000
        425,000  Calfrac Holdings LP (b) (c)............         7.50%         12/01/20           418,625
      1,475,000  Chaparral Energy, Inc. (b).............         8.88%         02/01/17         1,545,063
      1,675,000  Crosstex Energy LP/Crosstex Energy
                     Finance Corp. (b)..................         8.88%         02/15/18         1,825,750
      1,050,000  Hercules Offshore LLC (b) (c)..........        10.50%         10/15/17         1,055,250
      1,700,000  Hilcorp Energy I LP/Hilcorp Finance Co.
                     (b) (c)............................         8.00%         02/15/20         1,865,750
      1,500,000  Key Energy Services, Inc. (b)..........         6.75%         03/01/21         1,545,000
        945,000  Linn Energy LLC/Linn Energy Finance Corp.
                     (b)................................         8.63%         04/15/20         1,053,675
      1,500,000  McJunkin Red Man Corp. (b).............         9.50%         12/15/16         1,595,625
      1,840,000  Niska Gas Storage US LLC/Niska Gas
                     Storage Canada ULC (b).............         8.88%         03/15/18         1,777,900
      1,275,000  Pioneer Natural Resources Co. (b)......         6.65%         03/15/17         1,454,480
      1,675,000  Plains Exploration & Production Co. (b)         7.63%         06/01/18         1,800,625
        650,000  Quicksilver Resources, Inc. (b)........        11.75%         01/01/16           697,125
        600,000  Sesi LLC (b)...........................         6.88%         06/01/14           606,000
      2,100,000  Venoco, Inc. (b).......................         8.88%         02/15/19         1,816,500
                                                                                            -------------
                                                                                               20,859,368
                                                                                            -------------

                 FINANCIAL SERVICES - 1.1%
      1,475,000  Level 3 Financing, Inc. (c)............         8.63%         07/15/20         1,515,563
                                                                                            -------------

                 HEALTHCARE - 1.0%
        400,000  Health Management Associates, Inc. (c).         7.38%         01/15/20           413,000
      1,045,000  Inventiv Health, Inc. (c)..............        10.00%         08/15/18           950,950
                                                                                            -------------
                                                                                                1,363,950
                                                                                            -------------

                 MEDIA - 10.7%
      1,700,000  American Reprographics Co. (b).........        10.50%         12/15/16         1,674,500
      1,700,000  Cablevision Systems Corp. (b)..........         8.63%         09/15/17         1,904,000
      1,700,000  CCO Holdings LLC/CCO Holdings Capital
                     Corp. (b)..........................         8.13%         04/30/20         1,889,125


Page 2          See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JANUARY 31, 2012 (UNAUDITED)


   PRINCIPAL                                                   STATED
     VALUE                     DESCRIPTION                     COUPON      STATED MATURITY      VALUE
---------------  ---------------------------------------    -------------  ---------------  -------------
CORPORATE BONDS AND NOTES - (CONTINUED)

                 MEDIA - (CONTINUED)
$     1,700,000  Clear Channel Communications, Inc. (b).         9.00%         03/01/21     $   1,487,500
      1,700,000  Deluxe Corp. (b).......................         7.38%         06/01/15         1,755,250
      1,700,000  Insight Communications Co., Inc. (b) (c)        9.38%         07/15/18         1,935,875
      1,700,000  Lamar Media Corp. (b)..................         7.88%         04/15/18         1,865,750
      1,700,000  Mediacom LLC/Mediacom Capital Corp. (b)         9.13%         08/15/19         1,853,000
                                                                                            -------------
                                                                                               14,365,000
                                                                                            -------------

                 OIL & GAS - 1.2%
        540,000  EV Energy Partners LP/EV Energy Finance
                     Corp. .............................         8.00%         04/15/19           560,250
        787,000  GMX Resources, Inc. (b) (c)............        11.00%         12/01/17           621,730
        415,000  W&T Offshore, Inc. ....................         8.50%         06/15/19           443,531
                                                                                            -------------
                                                                                                1,625,511
                                                                                            -------------

                 REAL ESTATE - 1.2%
      1,750,000  Realogy Corp. (b) (c)..................         7.88%         02/15/19         1,627,500
                                                                                            -------------

                 SERVICES - 17.2%
      1,650,000  AMC Entertainment, Inc. (b)............         8.75%         06/01/19         1,749,000
      1,150,000  Avis Budget Car Rental LLC/Avis Budget
                     Finance, Inc. .....................         8.25%         01/15/19         1,216,125
        850,000  Beazer Homes USA, Inc. (b).............         9.13%         06/15/18           682,125
      1,400,000  Caesars Entertainment Operating Co. (b)        11.25%         06/01/17         1,524,250
        425,000  Citycenter Holdings LLC/Citycenter
                     Finance Corp. (b)..................         7.63%         01/15/16           448,375
        600,000  FireKeepers Development Authority (b) (c)      13.88%         05/01/15           678,750
      1,650,000  Iron Mountain, Inc. (b)................         8.75%         07/15/18         1,728,375
      1,700,000  K Hovnanian Enterprises, Inc. (b)......        10.63%         10/15/16         1,491,750
      1,700,000  Marina District Finance Co., Inc. (b)..         9.88%         08/15/18         1,598,000
      1,750,000  MGM Resorts International .............         7.63%         01/15/17         1,750,000
        525,000  MGM Resorts International (c)..........         8.63%         02/01/19           548,625
        540,000  MTR Gaming Group, Inc. (c).............        11.50%         08/01/19           496,800
      1,700,000  Palace Entertainment Holdings LLC/Palace
                     Entertainment Holdings Corp. (b) (c)        8.88%         04/15/17         1,725,500
      2,100,000  Pulte Group, Inc. (b)..................         6.38%         05/15/33         1,606,500
        875,000  RSC Equipment Rental, Inc./RSC Holdings
                     III LLC (b)........................        10.25%         11/15/19           966,875
        875,000  RSC Equipment Rental, Inc./RSC Holdings
                     LLC ...............................         8.25%         02/01/21           907,812
      2,100,000  Standard Pacific Corp. (b).............         8.38%         05/15/18         2,142,000
      1,750,000  United Rentals North America, Inc. (b).         8.38%         09/15/20         1,789,375
                                                                                            -------------
                                                                                               23,050,237
                                                                                            -------------

                 TECHNOLOGY & ELECTRONICS - 2.7%
         88,000  First Data Corp. ......................         9.88%         09/24/15            86,680
      1,750,000  First Data Corp. (b) (c)...............         8.25%         01/15/21         1,627,500


                See Notes to Quarterly Portfolio of Investments           Page 3

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JANUARY 31, 2012 (UNAUDITED)


   PRINCIPAL                                                   STATED
     VALUE                     DESCRIPTION                     COUPON      STATED MATURITY      VALUE
---------------  ---------------------------------------    -------------  ---------------  -------------
CORPORATE BONDS AND NOTES - (CONTINUED)

                 TECHNOLOGY & ELECTRONICS - (CONTINUED)
$     1,775,000  Freescale Semiconductor, Inc. (b) (c)..         9.25%         04/15/18     $   1,948,063
                                                                                            -------------
                                                                                                3,662,243
                                                                                            -------------

                 TELECOMMUNICATIONS - 7.8%
        860,000  Cincinnati Bell, Inc. (b)..............         8.25%         10/15/17           889,025
      1,050,000  Cincinnati Bell, Inc. (b)..............         8.38%         10/15/20         1,078,875
      1,650,000  Frontier Communications (b)............         7.13%         03/15/19         1,579,875
      1,700,000  PAETEC Holding Corp. (b)...............         9.88%         12/01/18         1,908,250
      1,450,000  Qwest Corp. (b)........................         6.88%         09/15/33         1,451,444
      1,150,000  Sprint Nextel Corp. ...................         8.38%         08/15/17         1,075,250
        600,000  Sprint Nextel Corp. (c)................         9.00%         11/15/18           648,000
      1,725,000  Windstream Corp. (b)...................         7.00%         03/15/19         1,789,688
                                                                                            -------------
                                                                                               10,420,407
                                                                                            -------------

                 UTILITY - 1.7%
      1,700,000  Calpine Corp. (b) (c)..................         7.25%         10/15/17         1,785,000
        875,000  Edison Mission Energy (b)..............         7.00%         05/15/17           511,875
                                                                                            -------------
                                                                                                2,296,875
                                                                                            -------------
                 TOTAL CORPORATE BONDS AND NOTES .........................................    135,500,663
                                                                                            -------------
                 (Cost $132,200,747)

MORTGAGE-BACKED SECURITIES - 22.2%

                 COLLATERALIZED MORTGAGE OBLIGATIONS - 10.0%
                 Banc of America Mortgage Securities
        304,000      Series 2007-1, Class 1A26 .........         6.00%         03/25/37           274,283
                 Citicorp Mortgage Securities, Inc.
      2,559,000      Series 2007-2, Class 1A3 ..........         6.00%         02/25/37         2,433,152
                 Citigroup Mortgage Loan Trust, Inc.
        874,578      Series 2006-AR6, Class 1A1 (e).....         5.85%         08/25/36           732,268
        925,815      Series 2007-AR4, Class 1A1A (e)....         5.79%         03/25/37           767,458
                 Countrywide Alternative Loan Trust
        303,149      Series 2006-41CB, Class 2A14 ......         6.00%         01/25/37           194,009
                 Countrywide Home Loan Mortgage Pass
                     Through Trust
      1,463,685      Series 2005-27, Class 2A1 .........         5.50%         12/25/35         1,148,798
        388,848      Series 2006-21, Class A8 ..........         5.75%         02/25/37           313,570
      1,097,538      Series 2007-10, Class A5 ..........         6.00%         07/25/37           871,953
                 HarborView Mortgage Loan Trust
      3,597,355      Series 2005-9, Class B10 (e) (h)...         2.03%         06/20/35           211,249
                 MASTR Asset Securitization Trust
        375,212      Series 2006-2, Class 1A10 (e)......         6.00%         06/25/36           342,718
                 Residential Accredit Loans, Inc.
        245,766      Series 2007-Q56, Class A2 (e)......        53.28%         04/25/37           473,884
                 Residential Asset Securitization Trust
      1,398,739      Series 2005-A8CB, Class A11 .......         6.00%         07/25/35         1,192,669
                 Structured Asset Securities Corp.
        191,757      Series 2003-10, Class A ...........         6.00%         04/25/33           201,111


Page 4          See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JANUARY 31, 2012 (UNAUDITED)


   PRINCIPAL                                                   STATED
     VALUE                     DESCRIPTION                     COUPON      STATED MATURITY      VALUE
---------------  ---------------------------------------    -------------  ---------------  -------------
MORTGAGE-BACKED SECURITIES - (CONTINUED)

                 COLLATERALIZED MORTGAGE OBLIGATIONS - (CONTINUED)
                 Wells Fargo Mortgage Backed Securities
                     Trust
$     1,414,008      Series 2006-8, Class A15 ..........         6.00%         07/25/36     $   1,252,016
        161,000      Series 2006-AR1, Class 2A5 (e).....         5.37%         03/25/36           143,074
      1,307,071      Series 2007-3, Class 1A10 .........         5.50%         04/25/37         1,181,626
         97,213      Series 2007-6, Class A6 ...........         6.00%         05/25/37            82,004
        578,091      Series 2007-7, Class A38 ..........         6.00%         06/25/37           536,951
        411,000      Series 2007-7, Class A6 ...........         6.00%         06/25/37           401,922
        137,773      Series 2007-8, Class 1A16 .........         6.00%         07/25/37           128,393
        581,000      Series 2007-8, Class 2A2 ..........         6.00%         07/25/37           560,709
                                                                                            -------------
                                                                                               13,443,817
                                                                                            -------------

                 COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.2%
                 Banc of America Large Loan, Inc.
      3,000,000      Series 2005-MIB1, Class
                     L (e) (f) (g)......................         3.29%         03/15/22         1,587,195
                 Banc of America Merrill Lynch
                     Commercial Mortgage, Inc.
        760,000      Series 2006-6, Class A4 ...........         5.36%         10/10/45           836,487
                 Bear Stearns Commercial Mortgage
                     Securities
        500,000      Series 2007-PW17, Class A4 ........         5.69%         06/11/50           566,115
                 Citigroup/Deutsche Bank Commercial
                     Mortgage Trust
      1,400,000      Series 2007-CD4, Class A4 .........         5.32%         12/11/49         1,531,432
                 Commercial Mortgage Pass Through
                     Certificates
      1,475,000      Series 2007-C9, Class A4 (e).......         5.81%         12/10/49         1,696,973
                 Countrywide Alternative Loan Trust
        246,118      Series 2007-11T1, Class A37 (e)....        38.36%         05/25/37           421,628
                 Credit Suisse Mortgage Capital
                     Certificates
      1,800,000      Series 2006-C3, Class A3 (e).......         5.81%         06/15/38         2,041,219
                 Greenwich Capital Commercial Funding
                     Corp.
      1,100,000      Series 2007-GG11, Class A4 ........         5.74%         12/10/49         1,217,760
      1,180,000      Series 2007-GG11, Class AJ (e).....         6.00%         12/10/49           736,909
      2,000,000      Series 2007-GG9, Class A4 .........         5.44%         03/10/39         2,202,198
                 Morgan Stanley Capital I, Inc.
      1,000,000      Series 2007-IQ14, Class A4 ........         5.69%         04/15/49         1,105,040
                 Vornado DP LLC
        930,000      Series 2010-VNO, Class D (c).......         6.36%         09/13/28           963,385
                 Wachovia Bank Commercial Mortgage Trust
      1,140,000      Series 2007-C31, Class A4 .........         5.51%         04/15/47         1,233,027
                 Washington Mutual Alternative Mortgage
                     Pass-Through Certificates
         79,006      Series 2007-5, Class A11 (e).......         37.82%        06/25/37           131,762
                                                                                            -------------
                                                                                               16,271,130
                                                                                            -------------
                 TOTAL MORTGAGE-BACKED SECURITIES ...................................          29,714,947
                                                                                            -------------
                 (Cost $29,344,759)


                See Notes to Quarterly Portfolio of Investments           Page 5

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JANUARY 31, 2012 (UNAUDITED)


   PRINCIPAL                                                   STATED
     VALUE                     DESCRIPTION                     COUPON      STATED MATURITY      VALUE
---------------  ---------------------------------------    -------------  ---------------  -------------
ASSET-BACKED SECURITIES - 8.1%
                 Ace Securities Corp.
$     1,220,000      Series 2003-MH1, Class A4 (c)......         6.50%         08/15/30     $   1,364,176
                 BankAmerica Manufactured Housing
                     Contract Trust II
      2,300,000      Series 1997-1, Class B1 (h)........         6.94%         06/10/21         1,965,046
                 Bombardier Capital Mortgage
                     Securitization Corp.
        298,273      Series 1999-B, Class A1B ..........         6.61%         12/15/29           184,533
      1,716,817      Series 1999-B, Class A3 ...........         7.18%         12/15/29         1,097,038
                 Citigroup Mortgage Loan Trust, Inc.
      2,301,000      Series 2003-HE3, Class M4 (e)......         3.28%         12/25/33           703,026
                 Conseco Finance Securitizations Corp.
      2,305,811      Series 2000-6, Class M1 ...........         7.72%         09/01/31           572,311
      1,392,827      Series 2001-3, Class M1 ...........         7.15%         05/01/33           800,596
                 Countrywide Asset-Backed Certificates
         30,173      Series 2004-6, Class 2A5 (e).......         0.67%         11/25/34            26,152
        782,165      Series 2006-13, Class 3AV2 (e).....         0.43%         01/25/37           538,698
                 Credit Suisse First Boston Mortgage
                     Securities Corp.
        266,028      Series 2002-MH3, Class A ..........         6.70%         12/25/31           284,668
                 Green Tree Financial Corp.
      1,239,235      Series 1996-6, Class B1 ...........         8.00%         09/15/27           348,127
        139,467      Series 1997-4, Class B1 ...........         7.23%         02/15/29            11,982
        778,248      Series 1998-4, Class M1 ...........         6.83%         04/01/30           381,105
      2,929,335      Series 1999-3, Class M1 ...........         6.96%         02/01/31           327,706
                 GSAMP Trust
        440,199      Series 2004-AR2, Class B4 (f) .....         4.69%         08/25/34             6,580
      2,878,329      Series 2006-S3, Class A2 (g).......         6.27%         05/25/36           129,872
      2,952,544      Series 2006-S5, Class A1 (e).......         0.37%         09/25/36            58,206
                 IMC Home Equity Loan Trust
      2,681,104      Series 1997-3, Class B ............         7.87%         08/20/28         1,131,541
      2,672,484      Series 1997-5, Class B ............         7.59%         11/20/28           534,355
                 Independence III CDO, Ltd.
      7,000,000      Series 3A, Class C1 (e) (f) (i)....         3.08%         10/03/37            24,500
                 New Century Home Equity Loan Trust
        198,000      Series 2005-A, Class A5 ...........         5.23%         08/25/35           104,408
                 Oakwood Mortgage Investors, Inc.
        941,675      Series 1999-B, Class M1 ...........         7.18%         12/15/26           201,662
                 Park Place Securities, Inc.
        749,147      Series 2004-WCW1, Class M8 (e).....         3.78%         09/25/34             9,256
      1,301,976      Series 2004-WCW2, Class M10 (e) (f)         3.03%         10/25/34            38,164
                 Summit CBO I, Ltd.
      4,093,795      Series 1A, Class B (e) (f) (h).....         1.71%         05/23/12                41
                                                                                            -------------
                 TOTAL ASSET-BACKED SECURITIES............................................     10,843,749
                                                                                            -------------
                 (Cost $8,152,137)

FOREIGN CORPORATE BONDS AND NOTES - 5.8%

                 AUTOMOTIVE - 0.6%
        875,000  Jaguar Land Rover PLC (c)..............         8.13%         05/15/21           861,875
                                                                                            -------------


Page 6          See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JANUARY 31, 2012 (UNAUDITED)


   PRINCIPAL                                                   STATED
     VALUE                     DESCRIPTION                     COUPON      STATED MATURITY      VALUE
---------------  ---------------------------------------    -------------  ---------------  -------------
FOREIGN CORPORATE BONDS AND NOTES - (CONTINUED)

                 BASIC INDUSTRY - 3.9%
$     1,540,000  Cascades, Inc. (b).....................         7.88%         01/15/20     $   1,590,050
      1,700,000  Masonite International Corp. (b) (c)...         8.25%         04/15/21         1,746,750
      1,725,000  Tembec Industries, Inc. (b)............        11.25%         12/15/18         1,819,875
                                                                                            -------------
                                                                                                5,156,675
                                                                                            -------------

                 ENERGY - 0.8%
        375,000  Petroleum Geo-Services Asa (c).........         7.38%         12/15/18           391,875
        645,000  Precision Drilling Corp. ..............         6.63%         11/15/20           680,475
                                                                                            -------------
                                                                                                1,072,350
                                                                                            -------------

                 SERVICES - 0.5%
        675,000  Royal Caribbean Cruises Ltd. (b).......         7.25%         06/15/16           734,062
                                                                                            -------------
                 TOTAL FOREIGN CORPORATE BONDS AND NOTES .................................      7,824,962
                 (Cost $7,666,076)                                                          -------------

SENIOR FLOATING-RATE LOAN INTERESTS - 0.4%

                 UTILITY - 0.4%
        834,744  Texas Competitive Electric Holdings Co.,
                     LLC Tranche B2 (e).................         4.80%         10/10/17           514,672
                                                                                            -------------
                 TOTAL SENIOR FLOATING-RATE LOAN INTERESTS ...............................        514,672
                 (Cost $770,960)                                                            -------------

STRUCTURED NOTES - 0.0%
      5,750,000  Preferred Term Securities XXV, Ltd. (f)          (j)          06/22/37               575
                 Preferred Term Securities XXVI, Ltd.
      2,500,000      Subordinated Note (f)..............          (j)          09/22/37               250
                                                                                            -------------
                 TOTAL STRUCTURED NOTES ..................................................            825
                 (Cost $0)                                                                  -------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%

                 COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%
                 FannieMae-ACES
        138,033      Series 1998-M7, Class N, IO (e)....         0.32%         05/25/36                36
                                                                                            -------------
                 TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES .................             36
                 (Cost $0)                                                                  -------------

     SHARES                                     DESCRIPTION                                     VALUE
---------------  -------------------------------------------------------------------------  -------------
PREFERRED SECURITIES - 0.1%
          3,500  Independence III CDO, Ltd., Series 3A, Class PS (f) (j)..................          3,500
          4,000  Soloso CDO, Ltd., Series 2005-1 (f) (j)..................................         40,000
          9,000  White Marlin CDO, Ltd., Series AI (f) (i) (j)............................         45,000
                                                                                            -------------
                 TOTAL PREFERRED SECURITIES ..............................................         88,500
                                                                                            -------------
                 (Cost $0)


                See Notes to Quarterly Portfolio of Investments           Page 7

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JANUARY 31, 2012 (UNAUDITED)



                                                DESCRIPTION                                     VALUE
                 -------------------------------------------------------------------------  -------------
                 TOTAL INVESTMENTS - 137.8% ..............................................  $ 184,488,354
                 (Cost $178,134,679) (k)

                 OUTSTANDING LOAN - (40.6%) ..............................................    (54,400,000)

                 NET OTHER ASSETS AND LIABILITIES - 2.8% .................................      3,793,711
                                                                                            -------------

                 NET ASSETS - 100.0% .....................................................  $ 133,882,065
                                                                                            =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) All or a portion of this security is available to serve as collateral on the outstanding loan.

(c) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by Brookfield Investment Management Inc., the Fund's sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2012, securities noted as such amounted to $34,877,904 or 26.05% of net assets.

(d) Multi-Step Coupon Bond - Coupon steps up or down based upon ratings changes by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. The interest rate shown reflects the rate in effect at January 31, 2012.

(e) Floating rate security. The interest rate shown reflects the rate in effect at January 31, 2012.

(f) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note C - Restricted Securities in the Notes to Quarterly Portfolio of Investments).

(g)   Security is receiving less than the stated coupon.

(h)   Security missed one or more of its interest payments.

(i)   The issuer is in default. Income is not being accrued.

(j)   Zero coupon security.

(k) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,748,657 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,394,982.

ACES  Alternative Credit Enhancement Securities
 CBO  Collateralized Bond Obligation
 CDO  Collateralized Debt Obligation
  IO  Interest-Only Security



Page 8          See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JANUARY 31, 2012 (UNAUDITED)


---------------------------------------------------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                     LEVEL 2         LEVEL 3
                                                      TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                     VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                    1/31/2012         PRICES          INPUTS          INPUTS
                                                  --------------  --------------  --------------  --------------
Corporate Bonds and Notes*......................  $  135,500,663  $           --  $  135,500,663  $           --
Mortgage-Backed Securities:
   Collateralized Mortgage Obligations..........      13,443,817              --      13,443,817              --
   Commercial Mortgage-Backed Securities........      16,271,130              --      16,271,130              --
Asset-Backed Securities.........................      10,843,749              --      10,843,749              --
Foreign Corporate Bonds and Notes*..............       7,824,962              --       7,824,962              --
Senior Floating-Rate Loan Interests*............         514,672              --         514,672              --
Structured Notes................................             825              --             825              --
U.S. Government Agency Mortgage-Backed
  Securities....................................              36              --              36              --
Preferred Securities............................          88,500              --              --          88,500
                                                  --------------  --------------  --------------  --------------
TOTAL INVESTMENTS...............................  $  184,488,354  $           --  $  184,399,854  $       88,500
                                                  ==============  ==============  ==============  ==============


* See the Portfolio of Investments for industry breakout.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

 INVESTMENTS AT FAIR VALUE                                                       CHANGE IN NET
     USING SIGNIFICANT        BALANCE AS OF    TRANSFERS IN     NET REALIZED      UNREALIZED           NET          BALANCE AS
    UNOBSERVABLE INPUTS        OCTOBER 31,       (OUT) OF           GAINS        APPRECIATION       PURCHASES       OF JANUARY
         (LEVEL 3)                2011            LEVEL 3         (LOSSES)      (DEPRECIATION)       (SALES)         31, 2012
---------------------------  ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Preferred Securities             $88,500        $        --      $        --      $        --      $        --        $88,500
                             ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
TOTAL                            $88,500        $        --      $        --      $        --      $        --        $88,500
                             ===============  ===============  ===============  ===============  ===============  ===============

There was no net change in unrealized appreciation (depreciation) from Level 3 investments held as of January 31, 2012.



                See Notes to Quarterly Portfolio of Investments           Page 9

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                   FIRST TRUST STRATEGIC HIGH INCOME FUND II
                          JANUARY 31, 2012 (UNAUDITED)

                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Strategic High Income Fund II (the "Fund") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's securities will be valued as follows:

   Corporate bonds, notes, U.S. Government Securities, Mortgage-backed Securities ("MBS"), Asset-backed Securities ("ABS") and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

   A ready market does not exist for some of these investments. As such, these values may differ from the values that would have been used had a ready market for these investments existed, and the differences could be material.

   Common stocks, and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

   Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

   Securities traded in the over-the-counter market are valued at their closing bid prices.

   Credit default swaps, if any, are valued using a pricing service or, if the pricing service does not provide a value, by quotes provided by the selling dealer or financial institution.

Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

In the event the pricing service or dealer does not provide a valuation, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust may use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security is based on the consideration of all available information, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of a security;

      4)    the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the Sub-Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

                   FIRST TRUST STRATEGIC HIGH INCOME FUND II
                          JANUARY 31, 2012 (UNAUDITED)


      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;

      11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and

      12)   other relevant factors.


The Fund invests a significant portion of its assets in below-investment grade debt securities, including structured finance securities and corporate bonds. Structured finance securities include: asset-backed securities, including home equity, auto, equipment lease, credit card, aircraft, franchise, manufactured housing, etc.; commercial mortgage-backed securities; residential mortgage-backed or private-label collateralized mortgage obligations; collateralized debt obligations and collateralized loan obligations. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Instability in the markets for fixed-income securities, particularly mortgage-backed and asset-backed securities, has resulted in increased volatility and periods of illiquidity that have adversely impacted the valuation of certain securities held by the Fund.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investments.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2012, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Fund invests in certain lower credit quality securitized assets (for example, asset-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), as well as interest-only securities, that have contractual cash flows. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status, and related interest income may be reduced by ceasing current accruals and amortization/accretion and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Securities purchased on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At January 31, 2012, the Fund had no when-issued, delayed-delivery or forward purchase commitments.

                   FIRST TRUST STRATEGIC HIGH INCOME FUND II
                          JANUARY 31, 2012 (UNAUDITED)


C. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of January 31, 2012, the Fund held restricted securities as shown in the following table that Brookfield Investment Management Inc. has deemed illiquid pursuant to procedures adopted by the Fund's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.


                                                                                                              % OF
                                             ACQUISITION  PRINCIPAL               CARRYING                     NET
SECURITY                                        DATE    VALUE/SHARES    PRICE       COST            VALUE    ASSETS
-------------------------------------------- ---------- ------------- --------- ------------- ------------- ---------
Banc of America Large Loan, Inc.
  Series 2005-MIB1, Class L, 3.29%, 03/15/22  06/26/06   $ 3,000,000   $ 52.91   $ 1,182,359   $ 1,587,195     1.19%
GSAMP Trust
  Series 2004-AR2, Class B4, 4.69%, 08/25/34  08/17/05   $   440,199      1.49            --         6,580     0.00**
Independence III CDO, Ltd.
  Series 3A, Class C1, 3.08%, 10/03/37        12/27/06   $ 7,000,000      0.35            --        24,500     0.02
  Series 3A, Class PS                         04/11/06   $     3,500      1.00            --         3,500     0.00**
Park Place Securities, Inc.
  Series 2004-WCW2, Class M10, 3.03%,
  10/25/34                                    03/24/06   $ 1,301,976      2.93        88,537        38,164     0.03
Preferred Term Securities XXV, Ltd.
  Zero Coupon, 06/22/37                       03/27/07   $ 5,750,000      0.00*           --           575     0.00**
Preferred Term Securities XXVI, Ltd.
  Subordinated Note, Zero Coupon, 09/22/37    06/06/07   $ 2,500,000      0.00*           --           250     0.00**
Soloso CDO, Ltd., Series 2005-1               04/24/06   $     4,000     10.00            --        40,000     0.03
Summit CBO I, Ltd
  Series 1A, Class B, 1.71%, 05/23/12         08/03/05  4,093,795        0.00*            --            41     0.00**
White Marlin CDO, Ltd., Series AI             06/01/07  9,000            5.00             --        45,000     0.03
                                                                                ------------- ------------- ---------
                                                                                 $ 1,270,896   $ 1,745,805     1.30%
                                                                                ============= ============= =========

* Amount is less than $0.01.
** Amount is less than 0.01%.


D. INTEREST-ONLY SECURITIES:

An interest-only security ("IO Security") is the interest-only portion of a MBS that receives some or all of the interest portion of the underlying MBS and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if held in the Fund, are identified on the Portfolio of Investments.

E. COLLATERALIZED DEBT OBLIGATIONS:

A collateralized debt obligation ("CDO") is an asset-backed security whose underlying collateral is typically a portfolio of bonds or bank loans. Where the underlying collateral is a portfolio of bonds, a CDO is referred to as a collateralized bond obligation ("CBO"). Where the underlying collateral is a portfolio of bank loans, a CDO is referred to as a collateralized loan obligation ("CLO"). Investors in CDOs bear the credit risk of the underlying collateral. Multiple tranches of securities are issued by the CDO, offering

                   FIRST TRUST STRATEGIC HIGH INCOME FUND II
                          JANUARY 31, 2012 (UNAUDITED)


investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of risk. If there are defaults or the CDO's collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. CDOs, similar to other asset-backed securities, are subject to prepayment risk.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     First Trust Strategic High Income Fund II
            --------------------------------------------------------------------

By (Signature and Title)* /s/ Mark R. Bradley
                         -------------------------------------------------------
                         Mark R. Bradley, President and Chief Executive Officer (principal executive officer)

Date  March 26, 2012
    ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark R. Bradley
                         -------------------------------------------------------
                         Mark R. Bradley, President and Chief Executive Officer (principal executive officer)

Date  March 26, 2012
    ----------------------

By (Signature and Title)* /s/ James M. Dykas
                         -------------------------------------------------------
                         James M. Dykas, Treasurer, Chief Financial Officer
                         and Chief Accounting Officer
                         (principal financial officer)

Date  March 26, 2012
    ----------------------

* Print the name and title of each signing officer under his or her signature.